EQUITY (Details Narrative)											12 Months Ended
	Oct. 05, 2022 CAD ($)	Sep. 20, 2022 CAD ($) shares	May 03, 2022 CAD ($) shares	Jan. 13, 2022 CAD ($)	Oct. 14, 2021 CAD ($)	Oct. 04, 2021 CAD ($)	Sep. 21, 2021 CAD ($) shares	Aug. 16, 2021 shares	Jul. 05, 2021 CAD ($)	May 05, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Oct. 05, 2022 $ / shares shares	Oct. 03, 2022 shares	Sep. 22, 2022 shares	Jul. 04, 2022 shares	Jan. 13, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 14, 2021 $ / shares shares	Oct. 04, 2021 $ / shares shares	Jul. 05, 2021 $ / shares shares	May 05, 2021 $ / shares shares	Mar. 29, 2021 shares
IfrsStatementLineItems [Line Items]
Number of common shares issued														94,917	142,395	6,727		6,727	40,983	37,885,932	200,000	2,403,846	2,000,000	435,337	18,015,883
Number of shares outstanding																				37,885,932
Proceeds from issuing shares | $	$ 616,570			$ 122,950	$ 400,000	$ 2,500,000			$ 1,840,000	$ 522,410
Price per share | $ / shares													$ 2.00		$ 4.33				$ 3.00		$ 2.00	$ 1.04	$ 0.92	$ 1.20
Stock options exercised		140,000	150,000				55,000	5,000			290,000	60,000
Proceeds from stock options exercised | $		$ 114,800	$ 123,000				$ 49,200
Shares retained																									6,269,117
Non-transferable share purchase warrants																						400,000
Warrant, exercise price | $ / shares																						$ 1.30
[custom:StockIssuedDuringPeriodValuePrivatePlacement] | $											$ 2,500,000
[custom:ProceedFromIssuingShares] | $											$ 189,834
Share purchase warrants reserve | $														$ 639,879
Stock options granted											10,000	1,135,000
Description of option pricing model, share options granted												The options are exercisable for a period five years from the grant date and are subject to the following vesting schedule: 25% upon listing of the Company’s shares on the Canadian Stock Exchange, 25% on 90 days thereafter, 25% on 180 days thereafter and the remainder on 270 days thereafter
Stock options vested											612,500
Share-based payment expense | $											$ 153,909	$ 550,517
Directors and Officers [Member]
IfrsStatementLineItems [Line Items]
Stock options granted												780,000
Exercise price of stock option | $ / shares																				$ 0.82
Director [Member]
IfrsStatementLineItems [Line Items]
Stock options exercised											290,000
Stock options granted											10,000	240,000
Exercise price of stock option | $ / shares													$ 6.20							1.22
Director One [Member]
IfrsStatementLineItems [Line Items]
Stock options granted												115,000
Exercise price of stock option | $ / shares																				$ 2.65
Zigi Carmel [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued																	7,920,000
Number of shares outstanding																	7,920,000